GENERAL INFORMATION	12 Months Ended
Dec. 31, 2024
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON” or the “Company”, and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business are currently located at Unit 1703 Index Tower (East Tower), Dubai (DIFC), the United Arab Emirates.
VEON generates revenue from the provision of voice, data, digital and other telecommunication services through a range of wireless, fixed and broadband internet services, as well as selling equipment, infrastructure and accessories.
VEON’s American Depository Shares (“ADSs”) are listed on the NASDAQ Capital Market (“NASDAQ”). Our common shares were listed on Euronext Amsterdam from April 4, 2017 through November 25, 2024, when we voluntarily delisted as discussed below.
The consolidated financial statements were authorized by the Board of Directors for issuance on April 25, 2025. The Company has the ability to amend and reissue the consolidated financial statements.
The consolidated financial statements prepared for Dutch statutory purposes for the year ended December 31, 2022 were authorized by the Board of Directors for issuance on June 24, 2023 and filed on June 25, 2023. After the issuance of those financial statements, and prior to the filing of VEON Ltd.’s 2022 Annual Report on Form 20-F for the same period, the Company discovered an error in the consolidated statement of comprehensive income with respect to the de-recognition of non-controlling interest for the sale of its Algerian operations (refer to Note 11 for further details) which was corrected in the financial statements for the year ended December 31, 2022 in the 2022 Annual Report on Form 20-F. Refer to Note 25 for further details. These consolidated financial statements included in the 2022 Annual Report on Form 20-F were re-authorized for issuance on July 24, 2023.
The consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share and per share (or ADS) amounts and as otherwise indicated.
Due to the ongoing war in Ukraine, material uncertainties have been identified that may cast significant doubt on the Company’s ability to continue as a going concern which are discussed in detail in Note 25 of these consolidated financial statements.
Major developments during the year ended December 31, 2024
Cash consideration received for sale of Bangladesh tower portfolio in 2023
On December 31, 2023, VEON's wholly owned subsidiary, Banglalink, completed a partial sale of its tower portfolio to Summit Towers Limited ("Summit") following the receipt of all necessary regulatory approvals. On January 31, 2024, Banglalink obtained the total cash consideration for the sale to Summit of approximately BDT 11 billion (approximately US$97) net of cost of disposals comprising legal, regulatory and investment bankers advisory costs amounting to BDT 855 million (US$8).
VEON Holdings B.V. Revolving Credit Facility ("RCF")
During February 2024, the Company repaid US$250 of RCF commitments due to mature in March 2024. In March 2024, the Company repaid the remaining amount US$805, originally due in March 2025 and cancelled the RCF.
Announcement of issuance of new shares
On March 1, 2024, the Company announced the issuance of 92,459,532 ordinary shares, after approval from the Board of Directors, to fund its existing and future equity incentive-based compensation plans. As a result of the issuance, VEON now has 1,849,190,667 issued and outstanding ordinary shares. The issuance of the ordinary shares represents approximately 4.99% of VEON's authorized ordinary shares. The shares were issued to VEON Holdings B.V., a wholly owned subsidiary of the Company, and were subsequently allocated to satisfy awards under the Company's existing incentive plans, future equity incentive-based compensation plans, and such other compensation arrangements as and when needed, as well as to meet certain employee, consultant and other compensation requirements. The ordinary shares were issued at a price of US$0.001 per share, which is equal to the nominal value of VEON's ordinary shares (refer to Note 20 for further details).
VEON announces sale of stake in Beeline Kyrgyzstan
On March 26, 2024, the Company announced that it signed a share purchase agreement ("Kyrgyzstan SPA") for the sale of its 50.1% indirect stake in Beeline Kyrgyzstan to CG Cell Technologies, which is wholly owned by CG Corp Global, for cash consideration of US$32. Completion of the sale of VEON’s stake in Beeline Kyrgyzstan, which is held by VIP Kyrgyzstan Holding AG (an indirect subsidiary of the Company), is subject to customary regulatory approvals and preemption right of the Government of Kyrgyzstan in relation to acquisition of the stake. Refer to Note 10 and Note 11 for further details and a detailed breakdown of the assets and liabilities held for sale relating to the Kyrgyzstan operations. Refer to Note 24 for further developments.
VEON Holdings B.V. consent solicitations to noteholders
In April 2024, VEON Holdings B.V. (“VEON Holdings”) launched a consent solicitation process to its noteholders, seeking their consent for certain proposals regarding its notes. The most notable proposals were to extend the deadline for the provision of audited consolidated financial statements of VEON Holdings for the years ended December 31, 2023 and December 31, 2024 on a reasonable best efforts basis to December 31, 2024 and December 31, 2025, respectively, and to halt further payments of principal or interest on the notes of the relevant series that remain outstanding and were not exchanged.
Consent was achieved on the April 2025, June 2025 and November 2027 notes and VEON Holdings subsequently issued new notes with identical maturities to the April 2025, June 2025 and November 2027 notes (any such new notes, the "New Notes") to the noteholders who participated in the consent process and tendered the original notes (“Old Notes”) which were exchanged for the New Notes and subsequently (economically) canceled. For the September 2025 and September 2026 notes, VEON Holdings was unable to achieve consent and executed an early redemption and fully repaid notes on June 18, 2024. The aggregate cash outflow including premium was RUB 5 billion (US$53).
VEON Holdings has continued and will need to continue to provide the remaining holders of Old Notes maturing in April 2025, June 2025 and November 2027 further opportunities to exchange their Old Notes into corresponding New Notes maturing in April 2025, June 2025 and November 2027, respectively.
As of December 31, 2024, US$1,563 of New Notes due April 2025, June 2025 and November 2027 were outstanding and there were US$105 of remaining Old Notes subject to potential conversion to New Notes.
VEON Holdings is not required to make any further principal or coupon payments under the Old Notes.
On November 21, 2024, the Company delivered the audited consolidated financial statements for the year ended December 31, 2023, of its subsidiary, VEON Holdings, to the holders of the outstanding notes of VEON Holdings, ahead of the extended (best efforts) deadline of December 31, 2024 granted by noteholders in the consent solicitation process.
Sale of TNS+ in Kazakhstan
On May 28, 2024, VEON announced that it signed a share purchase agreement ("Kazakh SPA") for the sale of its 49% stake in Kazakh wholesale telecommunications infrastructure services provider, TNS Plus LLP ("TNS+"), included within the Kazakhstan operating segment, to its joint venture partner the DAR group of companies for total deferred consideration of US$138. Accordingly, the sale was completed on September 30, 2024 and the Company recognized a US$66 gain on disposal of TNS+, which includes the recycling of currency translation reserve in the amount of US$44. In November 2024, the Company received US$38 of the total deferred consideration and the remaining US$100 was received in February 2025. Refer to Note 10 and Note 11 for further details of the transaction and details of the gain on disposal.
VEON Announces Its New Board
On May 31, 2024, the Company held its Annual General Meeting (“AGM”), during which the Company’s shareholders approved the recommended slate of seven directors as VEON’s new Board. The new members consist of former U.S. Secretary of State Michael R. Pompeo, Sir Brandon Lewis and Duncan Perry, who joined the incumbent directors Augie K. Fabela II, Andrei Gusev, Michiel Soeting and VEON Group CEO Kaan Terzioglu.
Following the AGM, the new Board held its inaugural meeting, and elected VEON’s Founder and Chairman Emeritus Augie K Fabela II as the Chairman.
Agreement with Impact Investments LLC for Strategic Support and Board Advisory Services
On June 7, 2024, the Company entered into a letter agreement as amended on August 1, 2024 (the “2024 Agreement”) with Impact Investments LLC (“Impact Investments”) who will provide strategic support and board advisory services to the Company and its Ukrainian subsidiary JSC Kyivstar ("Kyivstar"). Michael Pompeo, who was appointed to the Board of Directors of the Company on May 31, 2024 and to the Board of Directors of Kyivstar in November 2023, serves as Executive Chairman of Impact Investments. As of December 31, 2024 US$0.4 of expense has been recognized related to the monthly cash payments and US$7 of expense has been recognized related share-based payments. Refer to Note 23 of these consolidated financial statements for further information.
Cybersecurity incident in Ukraine
On December 12, 2023, the Company announced that the network of its Ukrainian subsidiary Kyivstar had been the target of a widespread external cyber-attack causing a technical failure. On December 19, 2023, VEON announced that Kyivstar had restored services in all categories of its communication services.
After stabilizing the network, although there was no legal obligation to do so, Kyivstar immediately launched offers to thank its customers for their loyalty, initiating a “Free of Charge” program offering one 28-day billing cycle of free services on certain types of contracts. The impact of these offers on operating revenue for the six-months ended June 30, 2024 was US$46 having no further effect during the remainder of 2024.
As announced on December 12, 2023, VEON and Kyivstar conducted a thorough investigation, together with outside cybersecurity firms, to determine the full nature, extent and impact of the incident and to implement additional security measures to protect against any recurrence. The Ukrainian government also conducted an investigation to support the recovery efforts. All investigations were concluded as of June 30, 2024, and has resulted in an in depth analysis into details of how the attack was executed and how this can be prevented in the future.
Kyivstar has initiated remediation and mitigation actions to reduce current risks and establish a robust framework to withstand evolving cyber threats, ensure business continuity and maintain customer trust by investing in immediate response actions, enhanced security infrastructure, proactive threat management, compliance with cybersecurity regulations and standards, employee awareness and long-term adaptive measures. Further, the Group has executed a group-wide assessment of cybersecurity maturity in alignment with the U.S. National Institute of Standards and Technology Cybersecurity Framework 2.0 (NIST2).
Database Management Services Ltd. Liquidation
On August 21, 2024, Database Management Services Ltd. (a wholly-owned subsidiary of VEON) was liquidated. As a part of this liquidation, a gain on the disposal of the subsidiary of US$81 was recognized comprised solely of the reclassification of the currency translation reserve.
Sale of Russian operations deferred consideration settlement
On October 9, 2023, VEON announced the completion of its exit from Russia and closing of the sale of its Russian operations. Upon completion of the sale, control of VimpelCom was transferred to the buyer. Additionally, the agreed amount of the bonds of VEON Holdings acquired by PJSC VimpelCom, representing an aggregate total nominal value of US$1,576, were transferred to Unitel LLC (a wholly owned subsidiary of the Company) and offset against the purchase consideration of RUB130 billion (approximately US$1,294 on October 9, 2023).
The remaining US$72 equivalent bonds were transferred to Unitel LLC, a wholly owned subsidiary of VEON Holdings B.V., upon receipt of the OFAC license in June 2024, to offset the remaining deferred purchase price for PJSC VimpelCom in July 2024. VEON had a US$11 receivable related to the sale of towers in Russia recognized in prior periods that was also assigned to the Company as part of the sale transaction that was settled in October 2024.
VEON Delists from Euronext Amsterdam
On August 1, 2024, the Company announced its intention to voluntarily delist its common shares from trading on Euronext Amsterdam and on October 21, 2024, the Company announced that its common shares would cease trading on Euronext Amsterdam at the close of trading on November 22, 2024. On November 25, 2024, the Company announced that, effective the same day, its common shares were no longer listed for trading on Euronext Amsterdam, with all public trading of VEON's equity securities concentrated on Nasdaq Capital Markets going forward.
VEON Moves its Headquarters to Dubai
On October 14, 2024, the Company announced its plan to move the Group headquarters from Amsterdam to the Dubai International Finance Centre ("DIFC") in the United Arab Emirates and to update its corporate entity structure to reflect the relocation of the headquarters from the Netherlands to the DIFC. Based on the legal obligations existing in 2024, we have recognized a provision of US$5 for the year ended December 31, 2024 related to the relocation. On November 15, 2024, the Company announced that it had the necessary commercial license from the DIFC authorities. On December 19, 2024, VEON announced that it had completed the move of its headquarters to Dubai following the approval of the Board of Directors.
2023 Form 20-F and AFM Financial statement filings and regaining of compliance with NASDAQ
The Company filed its Annual Report on Form 20-F for the year ended December 31, 2023 (the "2023 Form 20-F") with the U.S. Securities and Exchange Commission (the “SEC”) on October 17, 2024 and filed its 2023 Dutch Annual Report along with its consolidated financial statements (the "2023 Dutch Annual Report") with the Dutch Authority for the Financial Markets (“AFM”) on November 1, 2024. As a result of filing the 2023 Form 20-F, the Company regained compliance with NASDAQ listing requirements, which was confirmed by NASDAQ as announced on October 21, 2024.
VEON announces Special General Meeting for the approval of the 2023 Audited Financials
On December 12, 2024, the Board of Directors convened a special general meeting of its shareholders solely for the purpose of laying the audited financial statements for the period ending December 31, 2023 before shareholders as required by the Company’s bye-laws and applicable Bermuda law.
VEON appoints UHY LLP as auditors for VEON Group's 2024 Public Company Accounting Oversight Board ("PCAOB") Audit
On November 13, 2024, VEON announced that the VEON Board of Directors has re-appointed UHY LLP as the independent registered public accounting firm for the audit of the Group's consolidated financial statements for the year ended December 31, 2024 in accordance with the standards established by the PCAOB.
VEON's Kyivstar Acquires New Spectrum
On November 20, 2024, VEON announced that its wholly-owned subsidiary in Ukraine, Kyivstar, has successfully acquired 2x5 MHz spectrum in the 2100 MHz band and 40 MHz spectrum in the 2300 MHz band. Kyivstar invested UAH 1.43 billion (US$34) in the Ukrainian economy through this spectrum acquisition.
Unfreezing of VEON's Corporate Rights in Ukraine
On November 29, 2024, VEON announced that the Shevchenkivskyi District Court of Kyiv has ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in other Ukrainian subsidiaries (Ukraine Tower Company, Kyivstar Tech and Helsi). The decision fully removes the restrictions on VEON’s corporate rights imposed by the Ukrainian courts on our wholly owned subsidiary Kyivstar and other Ukrainian subsidiaries. Refer to Note 25 of these consolidated financial statements for further information.
VEON and Engro Corp Announce Strategic Partnership for Telecommunications Infrastructure
On December 5, 2024, VEON announced that it is entering into a strategic partnership with Engro Corporation Limited (“Engro Corp”) with respect to the pooling and management of its infrastructure assets, starting in Pakistan. In the first phase of the partnership, VEON's infrastructure assets under Deodar (Private) Limited will vest into Engro Corp via a scheme of arrangement. VEON will continue to lease Deodar's infrastructure of mobile voice and data services under a long term agreement.
The arrangement is subject to the customary legal and regulatory approvals in Pakistan. As part of the arrangement, Engro Corp will pay Jazz an amount of approximately US$188 and will guarantee the repayment of Deodar’s intercompany debt in the amount of US$375.
VEON Approves Launch of the Initial US$ 30 million Phase of its Share Buyback Program
On December 9, 2024, VEON announced that its Board of Directors approved the commencement of the first phase of its share buyback program with respect to VEON Ltd.'s ADS, previously announced on August 1, 2024. This first phase of the buyback was in the amount of up to US$30 to be repurchased by VEON Holdings B.V. or VEON Amsterdam B.V. As of December 31, 2024, a total of 5,024,175 shares (equivalent to 200,967 ADS) were repurchased by VEON Holdings for US$8. Refer to Note 24 of these consolidated financial statements for further discussion of activity subsequent to December 31, 2024.
For other significant investing and financing activities during the twelve months ended December 31, 2024, refer to the sections "Investing activities of the Group" and "Financing activities of the Group" included here within.